Operating expenses by nature - Summary of Operating Expense by Nature (Detail) - BRL (R$) R$ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Operating Expense by Nature [Abstract]
Selling expenses	R$ 38,322	[1]	R$ 30,104	[1]	R$ 94,367	[1]	R$ 82,419	[1]	R$ 155,115	R$ 96,075	R$ 32,881
Advertising and publicity	809,596		481,605		2,077,587		1,294,039		155,115	96,075	32,881
Administrative expenses	809,596		481,605		2,077,587		1,294,039		1,891,481	1,176,805	649,585
Personnel expenses	577,614		291,485		1,484,596		859,653		1,261,887	712,060	428,772
Compensation	203,419		107,474		565,640		256,323		408,394	221,746	134,535
Employee profit-sharing and bonus	240,763		127,591		566,353		466,219		645,992	356,938	217,982
Executives profit-sharing	52,662		20,415		156,988		50,230		67,547	50,656	28,802
Benefits									47,457	35,922	16,697
Social charges									88,960	45,115	28,836
Other Personnel expenses	80,770	[2],[3]	36,005	[2],[3]	195,615	[2],[3]	86,881	[2],[3]	3,537	1,683	1,920
Other taxes expenses	9,907		11,419		26,193		29,699		39,691	43,945	20,749
Depreciation of property and equipment and right-of-use assets	16,928		14,094		52,972		38,409		53,530	26,278	9,338
Amortization of intangible assets	19,451		9,361		52,928		23,992		37,630	26,510	18,065
Other administrative expenses	27,452	[2]	26,515	[2]	66,454	[2]	65,895	[2]	498,743	368,012	172,661
Data processing	89,018		49,775		212,074		124,260		178,860	130,678	71,861
Technical services	25,563		13,102		66,284		39,560		85,782	76,476	26,985
Third parties' services	43,663		65,854		116,086		112,571		145,730	63,333	19,006
Rent expenses									10,575	41,950	16,492
Communication									17,495	11,457	11,276
Travel									21,676	13,804	9,791
Legal and judicial									3,406	9,023	2,638
Other									35,219	21,291	14,612
Total	R$ 847,918		R$ 511,709		R$ 2,171,954		R$ 1,376,458		R$ 2,046,596	R$ 1,272,880	R$ 682,466

[1]	Selling expenses refers to advertising and publicity.
[2]	Other administrative expenses include rent, communication and travel expenses, legal and judicial and other expenses.
[3]	Other personnel expenses include benefits, social charges and others.